STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total		Ordinary shares [Member]		Additional paid-in capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (6,271)		$ 89		$ 41,019		$ (47,379)
Balance (in shares) at Dec. 31, 2009			5,724,421
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)		[1]		[1]
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)			6,932
Issuance of shares (Note 12f)	200		24		176
Issuance of shares (Note 12f) (in shares)			1,538,461
Exercise of options		[1]		[1]
Exercise of options (in shares)			11,007
Warrants issued in connection with extinguishments of liabilities (see Note 1d)	147				147
Stock- based compensation	18				18
Net income (loss)	(1,965)						(1,965)
Balance at Dec. 31, 2010	(7,871)		113		41,360		(49,244)
Balance (in shares) at Dec. 31, 2010			7,280,021
Exercise of options		[1]		[1]
Exercise of options (in shares)			10,007
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,241		79		343	819
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			4,744,444
Stock- based compensation	10				10
Net income (loss)	1,019						1,019
Balance at Dec. 31, 2011	(5,601)		192		41,713	819	(48,325)
Balance (in shares) at Dec. 31, 2011			12,035,272
Exercise of options	0		5		(5)
Exercise of options (in shares)			342,121
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d)	1,495		377		1,810	(692)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 12d) (in shares)			24,392,364
Stock- based compensation	0
Net income (loss)	4,817						4,817
Balance at Dec. 31, 2012	$ 711		$ 574		$ 43,518	$ 127	$ (43,508)
Balance (in shares) at Dec. 31, 2012			36,769,757

[1]	Less than $1.